COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2015, commitments outstanding for the purchases of property, plant and equipment approximated $15.5 million, which will be due subsequent to receipt of the purchases.

Lease commitments

The operating lease commitments as of December 31, 2015 were principally for the housing rental from Daqo New Material. The lease expense was $164,811, $1,071,287 and $1,050,661 for the year ended December 31, 2013, 2014 and 2015, respectively.

Future minimum lease payments are as follows:

Year ending December 31
2016 (Note 19)	$1,050,661
Total	$1,050,661

Contingencies

The Group was the defendant in arbitration involving a supplier claiming approximately $0.8 million from alleged breach of an equipment supply contract. The Group determined that the likelihood of loss is probable and the best estimate of loss was $0.4 million. Accordingly, the contingent liability of $0.4 million was accrued in "Accrued Expenses And Other Current Liabilities" as of December 31, 2014. This claim issue was closed in 2015, and there was no litigation as of December 31, 2015.